RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2018
Related party transactions [abstract]
Key management compensation
	Year ended December 31,
Service or Item	2018	2017
Directors’ fees	$143	$142
Salaries and consultants’ fees	1,208	871
Severance payments	410	-
Share-based payments (non-cash)	2,991	4,381
Total	$4,752	$5,394